Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Aug. 31, 2022
Accumulated Other Comprehensive Income [Abstract]
Schedule of components of accumulated other comprehensive income
	Unrealized gains/(loss) on	Foreign currency translation
	investment	adjustment	Total
	RMB		RMB

Balance as of August 31, 2019	7,281	79,867	87,148
Other comprehensive income before reclassification, net of tax	(8,885)	-	(8,885)
Amounts reclassified from accumulated other comprehensive income, net of tax	10,561	-	10,561
Foreign currency translation adjustment	-	10,343	10,343
Balance as of August 31, 2020	8,957	90,210	99,167
Other comprehensive income before reclassification, net of tax	(15,905)	-	(15,905)
Amounts reclassified from accumulated other comprehensive income, net of tax	4,210		4,210
Foreign currency translation adjustment	-	5,221	5,221
Balance as of August 31, 2021	(2,738)	95,431	92,693
Other comprehensive income before reclassification, net of tax	-	-	-
Foreign currency translation adjustment	-	(53,775)	(53,775)
Balance as of August 31, 2022	(2,738)	41,656	38,918
Balance as of August 31, 2022, in US$	(397)	6,047	5,650